Annual Fund Operating Expenses - Themes Humanoid Robotics ETF - Themes Humanoid Robotics ETF [Default Label]	Aug. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%